Goldman Sachs Trust

Goldman Sachs Core Plus

Fixed Income Fund

Class A Shares

Class B Shares
Class C Shares
Institutional Shares
Service Shares

Supplement dated March 8, 2007 to the

Prospectuses dated February 28, 2007

     The Prospectuses are amended by this Supplement to reflect the management fees paid by Goldman Sachs Core Plus Fixed Income Fund (the “Fund”) to Goldman Sachs Asset Management, L.P. (“GSAM”), the Fund’s investment adviser. Accordingly, the Prospectuses are hereby revised as follows:

Class A, B and C Shares Prospectus:

     The information in footnote 7 to the “Fund Fees and Expenses” Table relating to the Goldman Sachs Core Plus Fixed Income Fund on page 50 of the Class A, B and C Shares Prospectus is hereby deleted and replaced with the following:

	Management Fee	Average Daily
	Annual Rate	Net Assets

Core Plus Fixed Income	0.45% 0.41% 0.39%	First $1 Billion Next $1 Billion Over $2 Billion

     The information in the “Management Fees” Table relating to the Goldman Sachs Core Plus Fixed Income Fund on page 55 of the Class A, B and C Shares Prospectus is deleted and replaced with the following:

Actual Rate for the
	Management Fee	Average Daily	Fiscal Year Ended
	Annual Rate	Net Assets	October 31, 2006

GSAM:

Core Plus Fixed Income	0.45% 0.41% 0.39%	First $1 Billion Next $1 Billion Over $2 Billion	N/A*

Institutional Shares Prospectus:

     The information in footnote 3 to the “Fund Fees and Expenses” Table relating to the Goldman Sachs Core Plus Fixed Income Fund on page 42 of the Institutional Shares Prospectus is deleted and replaced with the following:

	Management Fee	Average Daily
	Annual Rate	Net Assets

Core Plus Fixed Income	0.45% 0.41% 0.39%	First $1 Billion Next $1 Billion Over $2 Billion

     The information in the “Management Fees” Table relating to the Goldman Sachs Core Plus Fixed Income Fund on page 46 of the Institutional Shares Prospectus is deleted and replaced with the following:

Actual Rate for the
	Management Fee	Average Daily	Fiscal Year Ended
	Annual Rate	Net Assets	October 31, 2006

GSAM:

Core Plus Fixed Income	0.45% 0.41% 0.39%	First $1 Billion Next $1 Billion Over $2 Billion	N/A*

Service Shares Prospectus:

     The information in footnote 3 to the “Fund Fees and Expenses” Table relating to the Goldman Sachs Core Plus Fixed Income Fund on page 32 of the Service Shares Prospectus is deleted and replaced with the following:

	Management Fee	Average Daily
	Annual Rate	Net Assets

Core Plus Fixed Income	0.45% 0.41% 0.39%	First $1 Billion Next $1 Billion Over $2 Billion

     The information in the “Management Fees” Table relating to the Goldman Sachs Core Plus Fixed Income Fund on page 36 of the Service Shares Prospectus is deleted and replaced with the following:

Actual Rate for the
	Management Fee	Average Daily	Fiscal Year Ended
	Annual Rate	Net Assets	October 31, 2006

GSAM:

Core Plus Fixed Income	0.45% 0.41% 0.39%	First $1 Billion Next $1 Billion Over $2 Billion	N/A*

This Supplement should be retained with your Prospectus

for future reference.

CORPLSFISTK 3-07

539460